FAIR VALUE MEASUREMENTS - FAIR VALUE MEASUREMENTS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Warrant Liability	$ 0	$ 0	$ 0
Derivative Liability	0	0	0
Total	0	0	0
Level 2
Warrant Liability	0	0	0
Derivative Liability	0	0	0
Total	0	0	0
Level 3
Warrant Liability	0	232,988	283,931
Derivative Liability	1,544,443	26,893	140,706
Total	1,544,443	259,881	424,637
Total
Warrant Liability	0	232,988	283,931
Derivative Liability	1,544,443	26,893	140,706
Total	$ 1,544,443	$ 259,881	$ 424,637